Bank Loans and Other Borrowings (Details)																											1 Months Ended										3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Jul. 29, 2024 CNY (¥)	Jul. 29, 2024 USD ($)	Jul. 17, 2024 CNY (¥)	Jul. 17, 2024 USD ($)	Jul. 15, 2024 CNY (¥)	Jul. 15, 2024 USD ($)	May 29, 2024 CNY (¥)	May 29, 2024 USD ($)	Apr. 29, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Jan. 18, 2024 CNY (¥)	Jan. 08, 2024 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 08, 2023 CNY (¥)	Nov. 15, 2023 CNY (¥)	Jul. 20, 2023 CNY (¥)	May 29, 2023 CNY (¥)	Apr. 28, 2023 CNY (¥)	Jan. 16, 2023 CNY (¥)	Jan. 13, 2023 CNY (¥)	Nov. 08, 2022 CNY (¥)	May 06, 2022 CNY (¥)	Mar. 16, 2022 CNY (¥)	Sep. 13, 2021 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jul. 30, 2024 CNY (¥)	Jul. 30, 2024 USD ($)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($)	Apr. 30, 2024 CNY (¥)	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Feb. 28, 2024 USD ($)	Sep. 18, 2023 CNY (¥)	Sep. 14, 2023 CNY (¥)	Nov. 25, 2022 CNY (¥)	Mar. 31, 2023 CNY (¥)	Jan. 16, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 16, 2022 USD ($)
Bank Loans and Other Borrowings [Line Items]
Interest rate during the period																					4.75%
Repayment of credit facility																																						¥ 2,900,000
Outstanding amount of credit facility										¥ 4,400,000	$ 600,000
Due amount of credit facility										900,000	100,000
Interest expense																																								¥ 47,500,000		¥ 32,000,000	¥ 2,800,000
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings | $																																												$ 40,000,000
China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																									¥ 100,000,000
Term of credit facility																									3 years
Credit facility amount																									¥ 18,400,000
Interest rate during the period																									4.50%
Repayment of credit facility																									¥ 77,000,000
Outstanding amount of credit facility										¥ 18,400,000	$ 2,600,000
Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																										¥ 140,000,000
Term of credit facility										1 year	1 year															3 years
Repayment of credit facility																										¥ 91,300,000					¥ 3,400,000	$ 500,000
Outstanding amount of credit facility										¥ 83,400,000	$ 11,800,000
Due amount of credit facility										45,000,000	6,300,000
China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings												¥ 4,400,000	¥ 4,500,000			¥ 6,900,000					¥ 40,000,000		¥ 5,000,000
Credit facility amount																					¥ 3,550,000
Interest rate during the period													4.55%			4.55%					5.00%		3.25%
Repayment of credit facility																					¥ 27,600,000
Outstanding amount of credit facility										4,500,000	600,000
Due amount of credit facility										900,000	100,000
China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																				¥ 988,000																	¥ 31,300,000
Term of credit facility																	1 year			1 year																	1 year
Credit facility amount																	¥ 712,400																				¥ 43,800,000
Interest rate during the period																	3.90%			3.90%																	4.00%
Repayment of credit facility										39,000,000	5,500,000				¥ 988,000																						¥ 31,300,000
Outstanding amount of credit facility										700,000	100,000
Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																						¥ 26,000,000
Interest rate during the period																						5.00%
Repayment of credit facility										8,700,000	1,200,000											¥ 722,230																			$ 8,700,000
Outstanding amount of credit facility										14,400,000	2,000,000
Working Capital [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility										6,900,000	1,000,000
Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																																			¥ 29,800,000	¥ 20,000,000
Term of credit facility																		3 years																	1 year	3 years
Interest rate during the period																		4.80%																	4.00%	4.25%
Repayment of credit facility																		¥ 9,500,000
Outstanding amount of credit facility										30,500,000	4,300,000
Due amount of credit facility										13,100,000	1,900,000
R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																								¥ 274,868,000
Interest rate during the period																								4.00%
Repayment of credit facility | $									$ 40,000,000																								$ 10,000,000	$ 15,000,000
Repaying loan (in Dollars) | $														$ 40,000,000
Accrued interest (in Dollars) | $									$ 3,100,000
Minsheng Bank Shenyang Huanghe Street Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																																							¥ 30,000,000
Interest rate during the period																																							4.00%
Outstanding amount of credit facility										30,000,000	4,200,000
CITIC Financial Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility maximum borrowings																		¥ 40,000,000
Tranche One [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																			¥ 6,700,000
Interest rate during the period																			5.30%
Tranche Two [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																										85,000,000
Tranche Three [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																										46,600,000
Tranche Four [Member] | Shanghai Pudong Development Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																										¥ 38,400,000
Lakeshore Group [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility	¥ 3,100,000	$ 400,000
Outstanding amount of credit facility										29,800,000	4,200,000
Lakeshore Group [Member] | China Guangfa Bank Co., Ltd. [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																									¥ 35,800,000
Interest rate during the period																									5.66%
Lakeshore Group [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Credit facility amount																					¥ 12,800,000
Interest rate during the period												4.55%
Outstanding amount of credit facility										12,400,000	1,700,000
Due amount of credit facility										1,400,000	200,000
Lakeshore Group [Member] | China Construction Bank Shenyang Heping Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Interest rate during the period																																					4.00%
Outstanding amount of credit facility										43,800,000	6,200,000
Lakeshore Group [Member] | Zhongguancun Technology Leasing Co., Ltd [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility																						¥ 722,222
Lakeshore Group [Member] | Industrial Bank Shenyang Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Outstanding amount of credit facility										¥ 20,000,000	$ 2,800,000
Subsequent Event [Member] | R-Bridge Healthcare Fund, LP [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility | $																																$ 18,100,000
Forecast [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility																													¥ 700,000	$ 100,000
Forecast [Member] | China CITIC Bank Shenyang Tiexi Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility			¥ 500,000	$ 100,000	¥ 400,000	$ 100,000	¥ 12,400,000	$ 1,700,000
Forecast [Member] | Minsheng Bank Shenyang Huanghe Street Branch [Member]
Bank Loans and Other Borrowings [Line Items]
Repayment of credit facility																											¥ 11,300,000	$ 1,600,000